Derivatives and Hedging Activities - Schedule of Credit Risk Contingent Feature (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative liabilities with credit-risk contingent features	$ (49)	$ (83)
Collateral posted	$ 49	$ 80